Subsequent Events	9 Months Ended	12 Months Ended
	Sep. 30, 2019	Dec. 31, 2018
Subsequent Events [Abstract]
Subsequent Events

NOTE 12:	SUBSEQUENT EVENTS

On October 15, 2019, FINRA announced on its Daily List that Data443 Risk Mitigation, Inc., then known as LandStar, Inc. (i) effected a reverse split (“Reverse Stock Split”) of its issued common stock and preferred stock in a ratio of 1-for-750 (as previously approved by the Company’s stockholders and Board of Directors); and, (ii) changed its name (the “Name Change”) to Data443 Risk Mitigation, Inc. (as previously approved by the Company’s stockholders and Board of Directors). Later that day, FINRA cancelled these corporate actions on the Daily List.

On October 28, 2019, FINRA again announced on its Daily List the effectiveness of the above corporate actions. The Reverse Split and the Name Change would take effect at the open of business on October 29, 2019. The new symbol for the Company’s common stock will be ATDS. During the next 20 business days (starting on October 29, 2019) the trading symbol for the Company will be LDSRD.

The authorized number of shares of the Company has also been reduced, as follows:

Common Shares authorized:	60,000,000, $0.001 par value
Preferred Shares authorized:	337,500, $0.001 par value

As a result of the Reverse Stock Split, every 750 shares of the Company’s issued and outstanding common stock, par value $0.001 per share, will be converted into one (1) share of common stock, par value $0.001 per share, reducing the number of issued and outstanding shares of the Company’s common stock from approximately 7,282,678,714 to approximately 9,710,239.

As a result of the Reverse Stock Split, every 750 shares of the Company’s issued and outstanding preferred stock, par value $0.001 per share, will be converted into one (1) share of common stock, par value $0.001 per share, reducing the number of issued and outstanding shares of the Company’s preferred stock from 1,000,000 to 1,334.

No fractional shares are to be issued in connection with the Reverse Stock Split. Stockholders who otherwise would be entitled to receive fractional shares because they hold a number of pre-reverse stock split shares of the Company’s common stock not evenly divisible by 750, will have the number of post-reverse split shares of the Company’s common stock to which they are entitled rounded up to the nearest whole number of shares of the Company’s common stock. No stockholders will receive cash in lieu of fractional shares. Registered stockholders holding shares through a brokerage account will have their shares automatically adjusted to reflect the post Reverse Stock Split amount. Registered stockholders holding physical common share certificates will receive a letter of transmittal from the Company’s transfer agent, Madison Stock Transfer, Inc., with specific instructions regarding the exchange of their certificates.

NOTE 9:	SUBSEQUENT EVENTS

On 15 January 2019 the Company converted $5,000 of a promissory note into 100,000,000 shares of its common stock. The issuance was exempt under Section 4(a)(2) of the Securities Act.

On 06 February 2019 the Company agreed to issue a total of 418,451,781 restricted shares of its common stock for subscriptions of $500,000. The Company received the entire amount of the proceeds. In connection with the issuance of the shares, the Company also agreed to issue to the subscribers warrants to acquire a total of 218,413,977 shares of our common stock at a strike price of $0.0029 per share, with a cashless exercise feature and a five (5) year term. The issuance was exempt under Section 4(a)(2) of the Securities Act.

On 07 February 2019 the Company converted $20,000 of a promissory note into 400,000,000 shares of its common stock. The issuance was exempt under Section 4(a)(2) of the Securities Act.

On 07 February 2019, the Company entered into an Exclusive License and Management Agreement (the “License Agreement”) with WALA, INC., which conducts business under the name ArcMail Technology (“ArcMail”). Under the License Agreement the Company was granted the exclusive right and license to receive all benefits from the marketing, selling and licensing, of the ArcMail business products, including, without limitation, the good will of the business. Rory Welch, the CEO of ArcMail (“Welch”), shall continue to serve as ArcMail’s CEO. The term of the License Agreement is twenty-seven (27) months, with the following payments to be made by the Company to ArcMail: (i) $200,000 upon signing the License Agreement; (ii) monthly payments starting 30-days after the execution of the License Agreement in the amount of $25,000 per month during months 1-6; (iii) monthly payments in the amount of $30,000 per month during months 7-17; and, (iv) on month 18, final payment in the amount of $765,000. In connection with the execution of the License Agreement, two other agreements were also executed: (a) a Stock Purchase Rights Agreement, under which the Company has the right, though not the obligation, to acquire 100% of the issued and outstanding shares of stock of ArcMail from Welch (the right can be exercised over a period of 27-months); and, (b) a Business Covenants Agreement, under which ArcMail and Welch agreed to not compete with the Company’s use of the ArcMail business under the License for a period of twenty four (24) months.